Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,974,800	$ 3,826,100	$ 2,727,900
Valuation allowance	(5,015,200)	(3,846,400)	(2,800,800)
Property and equipment			72,500
Property and equipment	(23,800)	(7,100)
Inventory allowance	5,400	5,400
Allowance for bad debts	31,600
Warranty accrual	27,200	22,000	400
Net Deferred Tax Assets